Document and Entity Information - shares	3 Months Ended
	Mar. 31, 2017	Oct. 01, 2017
Document And Entity Information
Entity Registrant Name	Adama Technologies Corp
Entity Central Index Key	0001422222
Document Type	10-Q/A
Document Period End Date	Mar. 31, 2017
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This amended quarterly report is filed to correct certain errors in shell company check box which is not shown in previous filed for the Three month ended March 31, 2017.
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		157,217,031
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2017